Consideration payables for acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017
Business Acquisition, Contingent Consideration [Line Items]
Contingent payable for business acquisition				$ 2,718	$ 5,652
Current payable for business acquisition				3,664	11,535
Current payable for software acquisition				33	8
Total payable for acquisitions, current				6,415	17,221
Contingent payable for business acquisition				2,895	32,206
Non-current payable for business acquisition				0	0
Total payable for acquisitions, non-current				2,895	32,206
Total payable for acquisitions	$ 49,427	$ 17,381	$ 17,381	9,310	49,427
Reconciliation from the opening balance to the closing balance
As of the beginning of the period	49,427	17,381
Additions	12,456	47,951
Payments	(19,258)	(4,577)
Measurement period adjustment	(21,812)	0
Transfers to additional paid-in capital	0	(1,107)
Foreign currency (gain) loss	622	(190)
Unwinding of discount for contingent liability	1,215	1,990	1,169
Gain from revaluation	(13,340)	(12,021)
As of the end of the period	$ 9,310	$ 49,427	$ 17,381
Software acquisition [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent payable for business acquisition				0	26
Contingent payable for business acquisition				$ 0	$ 0